Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 - SUBSEQUENT EVENTS

On March 30, 2018, the Company made repayment of RMB1,500,000 (approximately $231,000) to Wenjie Tang to settle portion of the loan from Wenjie Tang outstanding as of December 31, 2017.